UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 03/31/2012

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	03/31/2012

		VALUE
		------------
NON-CONVERTIBLE BONDS -- 89.55%
	Automotive - Auto Makers -- 1.31%
$1,500,000	Chrysler Group LLC 8.00%, 06/15/19	$ 1,507,500
		------------
	Automotive - Loans -- 1.85%
500,000	Ford Motor Credit Company LLC
	12.00%, 05/15/15	617,500
1,250,000	Ford Motor Credit Company LLC
	8.125%, 01/15/20	1,510,931
		------------
		2,128,431
		------------

	Automotive - Parts & Equipment -- 2.89%
450,000	American Axle & Manufacturing Holdings, Inc.
	144A restricted 9.25%, 01/15/17	502,875
2,000,000	American Axle & Manufacturing, Inc.
	7.875%, 03/01/17	2,065,000
750,000	Visteon Corporation 6.75%, 04/15/19	761,250
		------------
		3,329,125
		------------
	Banking -- 1.95%
1,500,000	Ally Financial Inc. 6.25%, 12/01/17	1,544,605
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities(1)	705,000
		------------
		2,249,605
		------------
	Basic Industry - Building
	Materials -- 1.10%
500,000	Associated Materials, LLC 9.125%, 11/01/17	486,250
250,000	USG Corporation 144A restricted,
	7.875%, 03/30/20	250,312
500,000	Vulcan Materials Company 6.40%, 11/30/17	524,375
		------------
		1,260,937
		------------
	Basic Industry - Forestry & Paper -- 1.33%
1,000,000	Cascades Inc. 7.75%, 12/15/17	1,000,000
500,000	Potlatch Corporation 144A restricted,
	7.50%, 11/01/19	530,000
		------------
		1,530,000
		------------
	Basic Industry - Metal/Mining Excluding Steel -- 1.52%
250,000	American Rock Salt Company LLC 144A
	restricted, 8.25%, 05/01/18	216,875
1,500,000	FMG Resources Pty Ltd 144A restricted,
	7.00%, 11/01/15	1,530,000
		------------
		1,746,875
		------------
	Basic Industry - Steel Producers &
	Products -- 0.44%
500,000	United States Steel Corporation
	7.375%, 04/01/20	510,000
		------------
	Capital Goods - Aerospace &
	Defense -- 2.48%
500,000	Bombardier Inc. 144A restricted,
	7.50%, 03/15/18	550,000
1,000,000	Bombardier Inc. 144A restricted,
	5.75%, 03/15/22	972,500
1,250,000	ManTech International Corporation
	7.25%, 04/15/18	1,331,250
		------------
		2,853,750
		------------
	Capital Goods - Diversified -- 2.14%
500,000	Coleman Cable, Inc. 9.00%, 02/15/18	526,250
350,000	Mueller Water Products, Inc.
	7.375%, 06/01/17	344,750
500,000	Mueller Water Products, Inc.
	8.75%, 09/01/20	560,000
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	1,030,000
		------------
		2,461,000

		------------
	Capital Goods - Packaging -- 3.00%
1,000,000	Berry Plastics Corporation 9.50%, 05/15/18	1,060,000
1,250,000	Sealed Air Corporation 144A restricted,
	8.125%, 09/15/19	1,379,687
1,000,000	Solo Cup Company 10.50%, 11/01/13	1,017,500
		------------
		3,457,187
		------------
	Consumer Cyclical - Apparel and
	Textiles -- 2.37%
1,000,000	Levi Strauss & Co. 7.625%, 05/15/20	1,057,500
1,500,000	Liz Claiborne, Inc. 144A restricted,
	10.50%, 04/15/19	1,665,000
		------------
		2,722,500
		------------
	Consumer Cyclical - Restaurants -- 3.74%
1,000,000	Burger King Corporation 9.875%, 10/15/18	1,120,000
1,350,000	CKE Restaurants, Inc. 11.375%, 07/15/18	1,542,375
500,000	NPC International, Inc. 144A restricted,
	10.50%, 01/15/20	545,000
1,000,000	Wendy's/Arby's Restaurants, LLC 144A
	restricted, 10.00%, 07/15/16	1,092,500
		------------
		4,299,875
		------------
	Consumer Cyclical - Specialty
	Retail -- 0.45%
500,000	Toys "R" Us Property Company II, LLC
	8.50%, 12/01/17	521,875
		------------
	Consumer Non-Cyclical -
	Food - Wholesale -- 3.10%
500,000	Dean Foods Company 7.00%, 06/01/16	513,750
1,000,000	Del Monte Foods Company 7.625%, 02/15/19	995,000
2,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	2,055,000
		------------
		3,563,750
		------------
	Consumer Non-Cyclical - Products -- 1.55%
314,000	FGI Operating Company, Inc.
	10.25%, 08/01/15	337,581
1,350,000	Libbey Glass Inc. 10.00%, 02/15/15	1,442,813
		------------
		1,780,394
		------------
	Energy - Exploration & Production -- 3.69%
500,000	Cimarex Energy Co. 5.875%, 05/01/22	510,000
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,100,000
1,000,000	SandRidge Energy, Inc. 9.875%, 05/15/16	1,085,000
500,000	SandRidge Energy, Inc. 144A restricted,
	8.00%, 06/01/18	510,000
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	1,045,000
		------------
		4,250,000
		------------
	Energy - Oil Field Equipment &
	Services -- 5.71%
1,000,000	CHC Helicopter S.A. 144A restricted,
	9.25%, 10/15/20	992,500
1,500,000	Chesapeake Oilfield Operating, L.L.C. 144A
	restricted, 6.625%, 11/15/19	1,488,750
500,000	Geokinetics Holdings USA, Inc.
	9.75%, 12/15/14	376,250
867,000	Helix Energy Solutions Group, Inc. 144A
	restricted, 9.50%, 01/15/16	908,183
500,000	Hercules Offshore, Inc. 144A restricted,
	10.50%, 10/15/17	523,750
250,000	Hornbeck Offshore Services, Inc. 144A
	restricted, 5.875%, 04/01/20	250,625
925,000	Parker Drilling Company 9.125%, 04/01/18	980,500
500,000	Petroleum Geo-Services ASA 144A restricted,
	7.375%, 12/15/18	520,000
500,000	Pioneer Drilling Company 9.875%, 03/15/18	530,000
		------------
		6,570,558
		------------
	Energy - Oil Refining & Marketing -- 2.48%
2,000,000	Tesoro Corporation 9.75%, 06/01/19	2,280,000
500,000	Western Refining, Inc. 144A restricted,
	11.25%, 06/15/17	570,000
		------------
		2,850,000

		------------
	Financial Services - Brokerage -- 1.11%
1,250,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,275,000
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 2.01%
750,000	Neuberger Berman Group LLC 144A restricted,
	5.625%, 03/15/20	755,625
1,500,000	Nuveen Investments, Inc. 10.50%, 11/15/15	1,554,375
		------------
		2,310,000
		------------
	Financials - Consumer, Commercial & Lease
	Financing -- 3.13%
1,000,000	CIT Group Inc. 144A restricted,
	5.50%, 02/15/19	1,020,000
1,000,000	International Lease Finance Corporation
	8.625%, 09/15/15	1,100,000
1,500,000	International Lease Finance Corporation
	6.25%, 05/15/19	1,480,619
		------------
		3,600,619
		------------
	Healthcare - Facilities -- 3.54%
750,000	American Renal Holdings Inc.
	8.375%, 05/15/18	797,813
500,000	Apria Healthcare Group Inc.
	12.375%, 11/01/14	498,750
1,000,000	Apria Healthcare Group Inc.
	11.25%, 11/01/14	1,046,250
1,000,000	HCA Inc. 8.00%, 10/01/18	1,090,000
600,000	Sabra Health Care Limited Partnership
	8.125%, 11/01/18	636,000
		------------
		4,068,813
		------------
	Healthcare - Medical Products -- 1.46%
850,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	875,500
250,000	Physio-Control International, Inc. 144A
	restricted, 9.875%, 01/15/19	262,500
500,000	Teleflex Incorporated 6.875%, 06/01/19	538,750
		------------
		1,676,750
		------------
	Healthcare - Pharmaceuticals -- 2.27%
500,000	Endo Pharmaceuticals Holdings Inc.
	7.00%, 07/15/19	533,750
500,000	Mylan Inc. 144A restricted,
	7.625%, 07/15/17	550,000
1,500,000	Valeant Pharmaceuticals International 144A
	restricted, 6.50%, 07/15/16	1,526,250
		------------
		2,610,000
		------------
	Media - Broadcast -- 0.57%
599,000	Salem Communications Corporation
	9.625%, 12/15/16	660,398
		------------
	Media - Cable -- 0.89%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,020,000
		------------
	Media - Diversified -- 0.09%
100,000	Videotron Ltd. 144A restricted,
	5.00%, 07/15/22	99,000
		------------
	Media - Printing & Publishing -- 0.89%
500,000	Deluxe Corporation 7.375%, 06/01/15	513,750
500,000	Scholastic Corporation 5.00%, 04/15/13	507,500
		------------
		1,021,250
		------------
	Real Estate - Development &
	Management -- 0.49%
500,000	CB Richard Ellis Services, Inc.
	11.625%, 06/15/17	567,500
		------------
	Services - Gaming -- 3.59%
500,000	Boyd Gaming Corporation 9.125%, 12/01/18	520,625
1,000,000	Caesars Operating Escrow LLC 144A
	restricted, 8.50%, 02/15/20	1,017,500
500,000	Harrah's Operating Company, Inc.
	10.00%, 12/15/18	386,250

1,000,000	MGM Resorts International 10.375%, 05/15/14	1,133,750
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,072,500
		------------
		4,130,625
		------------
	Services - Hotels -- 0.44%
500,000	FelCor Escrow Holdings, L.L.C.
	6.75%, 06/01/19	505,000
		------------
	Services - Railroads -- 0.89%
1,000,000	Florida East Coast Railway Corp. 144A
	restricted, 8.125%, 02/01/17	1,020,000
		------------
	Services - Support & Services -- 4.68%
1,500,000	Avis Budget Car Rental, LLC
	9.625%, 03/15/18	1,627,500
500,000	Hertz Corporation (The) 6.75%, 04/15/19	517,500
1,000,000	Interactive Data Corporation
	10.25%, 08/01/18	1,132,500
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	1,010,000
750,000	ServiceMaster Company (The) 144A
	restricted, 8.00%, 02/15/20	798,750
500,000	Travelport LLC 9.00%, 03/01/16	301,875
		------------
		5,388,125
		------------
	Services - Theaters &
	Entertainment -- 2.32%
1,500,000	AMC Entertainment Inc. 8.75%, 06/01/19	1,571,250
1,000,000	NAI Entertainment Holdings LLC 144A
	restricted, 8.25%, 12/15/17	1,097,500
		------------
		2,668,750
		------------
	Services - Transportation Excluding Air &
	Rail-- 0.95%
1,000,000	Swift Services Holdings, Inc.
	10.00%, 11/15/18	1,088,750
		------------
	Technology & Electronics - Software &
	Services -- 3.95%
500,000	Fidelity National Information Services,
	Inc. 144A restricted, 5.00%, 03/15/22	492,500
1,500,000	First Data Corporation 9.875%, 09/24/15	1,507,500
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,458,750
1,000,000	iGATE Corporation 9.00%, 05/01/16	1,086,250
		------------
		4,545,000
		------------
	Technology & Electronics -
	Telecommunications Equipment -- 5.23%
1,500,000	Avaya Inc. 144A restricted, 7.00%, 04/01/19	1,503,750
2,750,000	CDW LLC 8.50%, 04/01/19	2,921,875
1,500,000	CommScope, Inc. 144A restricted
	8.25%, 01/15/19	1,597,500
		------------
		6,023,125
		------------
	Telecommunications - Integrated &
	Services -- 6.03%
500,000	Cincinnati Bell Inc. 8.375%, 10/15/20	502,500
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,052,500
1,500,000	Intelsat Jackson Holdings S.A.
	7.25%, 04/01/19	1,576,875
500,000	PAETEC Holding Corp. 8.875%, 06/30/17	542,500
1,000,000	Windstream Corporation 7.50%, 04/01/23	1,030,000
2,000,000	Zayo Group, LLC 10.25%, 03/15/17	2,235,000
		------------
		6,939,375
		------------
	Telecommunications - Wireless -- 1.45%
1,000,000	Digicel Group Limited 144A restricted,
	12.00%, 04/01/14	1,117,500
500,000	Sprint Nextel Corporation 144A restricted,
	9.00%, 11/15/18	548,750
		------------
		1,666,250
		------------
	Utility - Electric-Generation -- 0.47%
500,000	Calpine Corporation 144A restricted,
	7.875%, 07/31/20	543,750
		------------
	TOTAL NON-CONVERTIBLE BONDS

	(cost $99,431,216)	103,021,442
		------------
COMMON STOCKS -- 1.42%
	Financials - Real Estate -- 1.09%
45,000	Annaly Capital Management, Inc	711,900
55,520	Monmouth Real Estate Investment
	Corporation - Class A	540,765
		------------
		1,252,665
		------------
	Other -- 0.04%
500	iShares iBoxx $ High Yield Corporate Bond
	Fund (2)	45,420
		------------
	Telecommunication Services -- 0.29%
80,000	Frontier Communications Corporation	333,600
		------------
	TOTAL COMMON STOCKS
	(costs $1,959,686)	1,631,685
		------------
CONVERTIBLE PREFERRED STOCKS -- 0.97%
	Financials - Banks -- 0.97%
1,000	Wachovia Corporation 7.50% Non-Cumulative
	Perpetual Convertible Preferred Stock, Series L
	(cost $1,007,500)	1,116,250
		------------
PREFERRED STOCKS -- 0.06%
	Financials - Banks -- 0.06%
35,000	Fannie Mae Fixed-To-Floating Rate
	Non-Cumulative Preferred Stock,
	Series S(3)(4)	48,300
10,000	Freddie Mac Fixed-to-Floating Rate
	Non-Cumulative Perpetual Preferred Stock,
	Series Z(4)(5)	13,900
		------------
	TOTAL PREFERRED STOCKS
	(cost $986,350)	62,200
		------------
SHORT-TERM INVESTMENTS -- 6.42%
	Commercial Paper -- 5.43%
$1,300,000	Devon Energy Corporation 0.33%, 04/02/12	1,300,000
950,000	Integrys Energy Group, Inc. 0.35%, 04/04/12	949,982
1,150,000	Integrys Energy Group, Inc. 0.37%, 04/04/12	1,149,976
1,250,000	Stanley Black & Decker Inc. 0.21%, 04/02/12	1,250,000
1,600,000	Weatherford International Ltd.
	0.47%, 04/05/12	1,599,937
		------------
		6,249,895
		------------
	Variable Rate Security -- 0.99%
1,139,140	American Family Financial Services, Inc.(6)
	04/02/12, 0.10%	1,139,140
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $7,389,035)	7,389,035
		------------

	TOTAL SECURITY HOLDINGS
	(cost $110,773,787) -- 98.42%	113,220,612
		------------

	OTHER ASSETS, NET OF LIABILITIES -- 1.58%	1,819,021
		------------

	TOTAL NET ASSETS	$115,039,633
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%; such rate being reset quarterly.

(2) Closed end mutual fund.

(3) The greater of (i) 7.75% per annum and (ii) 3-month LIBOR plus 4.23% per annum; such rate being reset quarterly.

(4) Non-income producing security.

(5) 8.375% per annum until December 31, 2012, thereafter the greater of (i) 7.875% per annum and (ii) 3-month LIBOR plus 4.16% per annum; such rate being reset quarterly.

(6) Subject to a demand feature as defined by the Securities and Exchange Commission.

% OF NET ASSETS

As of March 31, 2012, investment cost for federal tax purposes was $110,773,787 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$ 4,276,446
Unrealized depreciation	(1,829,621)
-----------
Net unrealized appreciation	$ 2,446,825
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Input	Investments in Securities
Level 1 -
Common Stocks(1)	$ 1,631,685
Preferred Stocks(1)	62,200
Convertible Preferred Stock(1)	1,116,250
Level 2 -
Corporate Bonds(1)	103,021,442
Commercial Paper	6,249,895
Variable Rate Security	1,139,140
Level 3 -
None	--
------------
Total	$113,220,612
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/07/2012